UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   07/11/2012

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    67

Form 13F Information Table Value Total:    85,384
                                         (thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmerisourceBergen Corp.        COM              03073e105      784         19934 SH       Sole                 19934.00
Annaly Mortgage Mangement      COM              035710409      227         13500 SH       Sole                 13500.00
Anworth Mtg Asset Corp         COM              037347101      111         15750 SH       Sole                 15750.00
Applied Materials Inc.         COM              038222105      421         36804 SH       Sole                 36804.00
Archer Daniels Midland         COM              039483102      516         17472 SH       Sole                 17472.00
Athersys, Inc.                 COM              04744l106       45         28000 SH       Sole                 28000.00
Automatic Data Proc.           COM              053015103      501          9003 SH       Sole                  9003.00
Baxter International           COM              071813109      618         11634 SH       Sole                 11634.00
Becton Dickinson & Co.         COM              075887109      646          8646 SH       Sole                  8646.00
Blackrock                      COM              092477108      457          2693 SH       Sole                  2693.00
Broadridge Financial Solutions COM              122014103      424         19944 SH       Sole                 19944.00
Buckeye Partners LP            COM              118230101      483          9266 SH       Sole                  9266.00
Bunge Ltd.                     COM              115657108      712         11355 SH       Sole                 11355.00
CVS Corp. Delaware             COM              126650100      481         10303 SH       Sole                 10303.00
Cardinal Health Inc.           COM              14149Y108      745         17735 SH       Sole                 17735.00
Casey's General Stores Inc     COM              147528103      491          8324 SH       Sole                  8324.00
Chevron Corp.                  COM              166764100      354          3360 SH       Sole                  3360.00
Church & Dwight Company, Inc C COM              171340102      498          8977 SH       Sole                  8977.00
Coca Cola Enterprises          COM              19122T109      691         24649 SH       Sole                 24649.00
Colgate-Palmolive              COM              194162103      466          4474 SH       Sole                  4474.00
Eaton Vance Corp               COM              278265103      481         17865 SH       Sole                 17865.00
Enterprise Products LP         COM              293792107      681         13290 SH       Sole                 13290.00
Exxon Mobil Corp.              COM              30231G102     1408         16451 SH       Sole                 16451.02
Fidelity Nat'l Info Services   COM              31620m106      467         13706 SH       Sole                 13706.00
General Electric Co.           COM              369604103      348         16698 SH       Sole                 16698.00
Henry (Jack) & Assoc           COM              426281101      473         13695 SH       Sole                 13695.00
Intel Corp.                    COM              458140100      500         18771 SH       Sole                 18771.00
Intersil Holdings              COM              46069s109      402         37722 SH       Sole                 37722.00
Janus Capital                  COM              47102x105      446         56987 SH       Sole                 56987.00
KLA-Tencor Corp                COM              482480100      425          8626 SH       Sole                  8626.00
Keycorp                        COM              493267108      280         36158 SH       Sole                 36158.00
Kimberly-Clark Corp.           COM              494368103      538          6421 SH       Sole                  6421.00
Kinder Morgan Energy Partners  COM              494550106      652          8296 SH       Sole                  8296.00
Linear Technology Corp.        COM              535678106      465         14839 SH       Sole                 14839.00
McKesson Corp.                 COM              58155q103      811          8651 SH       Sole                  8651.00
Medtronic Inc.                 COM              585055106      727         18769 SH       Sole                 18769.00
Merck & Co.                    COM              58933Y105      349          8350 SH       Sole                  8350.00
Molson Coors Brewing Company   COM              60871r209      697         16742 SH       Sole                 16742.00
Northern Trust Corp.           COM              665859104      492         10701 SH       Sole                 10701.00
Owens & Minor Inc.             COM              690732102      758         24737 SH       Sole                 24737.00
Pepsico Inc.                   COM              713448108     1026         14516 SH       Sole                 14516.00
Pfizer Inc.                    COM              717081103      251         10909 SH       Sole                 10909.00
Philip Morris International    COM              718172109      421          4824 SH       Sole                  4824.00
Procter & Gamble Co.           COM              742718109      732         11959 SH       Sole                 11959.00
Progressive Corp.              COM              743315103      327         15710 SH       Sole                 15710.00
SEI Investments                COM              784117103      510         25616 SH       Sole                 25616.00
SPDR Dow Jones Industrial Aver COM              252787106    11431         88989 SH       Sole                 88989.00
Steris Corp.                   COM              859152100      711         22652 SH       Sole                 22652.00
Sunoco Logistics LP            COM              86764l108      354          9750 SH       Sole                  9750.00
Sysco Corp.                    COM              871829107      551         18492 SH       Sole                 18492.00
T. Rowe Price Group Inc.       COM              74144T108      457          7264 SH       Sole                  7264.00
Texas Instruments              COM              882508104      400         13939 SH       Sole                 13939.00
Total System Services Inc      COM              891906109      466         19480 SH       Sole                 19480.00
Vangaurd IT Corp Bond          COM              92206C870      402          4715 SH       Sole                  4715.00
Vanguard Dividend Appreciation COM              921908844    14114        248965 SH       Sole                248965.00
Vanguard Emerging Markets Stoc COM              922042858     7674        192191 SH       Sole                192190.98
Vanguard Total Stock Market    COM              922908769      679          9746 SH       Sole                  9746.00
Wal-Mart Stores Inc.           COM              931142103      462          6633 SH       Sole                  6633.00
Walgreen Company               COM              931422109      375         12689 SH       Sole                 12689.00
iS Cohen & Strs Realty         COM              464287564     9599        122058 SH       Sole                122058.34
iS Russell Midcap              COM              464287499     9011         85527 SH       Sole                 85527.25
iShares MSCI ACWI Index        COM              464288257      815         18583 SH       Sole                 18583.00
iShares Russell Midcap Value   COM              464287473      232          5010 SH       Sole                  5010.00
Colgate-Palmolive              COM              194162103      215          2066 SH       Sole                     2066
Exxon Mobil Corp.              COM              30231G102     2605         30448 SH       Sole                    30448
Magellan Midstream Partners                     559080106      201          2850 SH       Sole                  2850.00
Plains All American Pipeline                    726503105      290          3585 SH       Sole                  3585.00
REPORT SUMMARY		        67 DATA RECORDS              85384		  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
